Accounts payable and accrued liabilities (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Reversal of account payable	$ 5,172	$ 321,115	$ 1,098
Settled accounts payable		$ 64,000	$ 17,500